Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2012
Related Party Balances and Transactions
Related Party Balances and Transactions

17. Related Party Balances and Transactions

Amounts due from related parties are comprised of the following:

	As of December 31,
	2011	2012
	$	$
Customer and supplier	—	46,067
Other	1,500,941	273,313
Total amounts due from related parties	1,500,941	319,380

Amounts due to related parties are comprised of the following:

	As of December 31,
	2011	2012
	$	$
Management	525,000	262,406
Customer and supplier	654,465	3,638,975
Other	595,821	380,449
Total amounts due to related parties	1,775,286	4,281,830

(a) Customer and supplier

Transactions with customers and suppliers who are related parties are as follows:

Revenue recognized by the Group:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Shanghai Yueshun Real Estate Development Co., Ltd.	7,139	—	—
CRERAT	—	268,380	52,120
SINA	*	*	1,855

*            Indicates SINA was not the related party of the Company before April, 2012.

Selling, general and administrative expenses recorded by the Group:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
CRERAT	—	822,249	476,706

Cost of revenue recorded by the Group:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
SINA	*	*	5,145,039

*            Indicates SINA was not the related party of the Company before April, 2012.

Amount due from (to) customers and suppliers who are related parties are as follows:

Amount due from (to) related parties

	As of December 31,
	2011	2012
	$	$
CRERAT	—	46,067
CRERAT	(654,465)	(1,133,357)
SINA	*	(2,505,618)

*            Indicates SINA was not the related party of the Company before April, 2012.

Mr. Charles Chao, SINA’s director and chief executive officer, has served as a co-chairman of our board of directors after the Merger on April 2012 (related party since April, 2012). And SINA became a major shareholder of the Company from then.

CRERAT is a joint venture formed by the Group with “CRERA” and “CREA”, with the Group owning 51% equity interest of the entity.

(b) Affiliates

Amounts due from (to) affiliates are comprised as the following:

	As of December 31,
	2011	2012
	$	$
Shanghai Yueshun Real Estate Development Co., Ltd. (1)	263,026	273,313
Shanghai Jin Yue Real Estate Development Co., Ltd. (2)	(379,519)	(380,449)
Shanghai Shangyou Property Management Co. Ltd. (3)	1,021,613	*

*            Indicates Shanghai Shangyou Property Management Co. Ltd has not been a related party of the Company since July, 2012.

Notes:

(1)             Xin Zhou is a director of the entity. The amount receivable (payable) is the rental cost paid (rental income received) by the Group on behalf of the entity.

(2)             Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.

(3)             Xin Zhou is not legal representative of the entity since July, 2012. As of December 31, 2011, the balance payable was rental prepayment from the entity.

(c) Management

The amount due to management represents consideration paid by management for unvested restricted shares.

(d) Real Estate Investment Fund Management

In January 2008, the Group formed E-House China Real Estate Investment Fund I, L.P. (the “Fund”), which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, E-House Real Estate Asset Management Limited, acts as the Fund’s general partner. The general partner receives annual management fee and carried interest on a success basis. Major investors of the Fund include institutions and high net worth individuals. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, and Mr. Neil Nanpeng Shen, director of the Company, invested a total of $28 million in the Fund. They are also among the minority shareholders of the general partner. The Group has no investment in the Fund. In March 2011, the Group acquired Firmway from the Fund for $12,000,000. (Note 5)

The Group earned $1.0 million, $0.3 million and $0.2 million in management fees from the Fund during the years ended December 31, 2010, 2011 and 2012, respectively.

The Group earned $1.3 million, $1.5 million and $1.6 million in management fees from Shengyuan Center (Note 4) during the years ended December 31, 2010, 2011 and 2012, respectively.

In April 2010, the Group formed E-House Shengquan Equity Investment Center (“Shengquan Center”), which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, Shanghai Yidexin Equity Investment Center, acts as Shengquan Center’s general partner. The general partner receives annual management fee and carried interest on a success basis. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, holds a 2.37% equity interest in the Shengquan Center. The Group earned $0.4 million, $0.6 million and $0.6 million in management fees from Shengquan Center during the years ended December 31, 2010, 2011 and 2012.